BASIC AND DILUTED NET LOSS PER SHARE (Summary of Reconciliation of Basic Weighted Average Number of Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Shares used in computing net loss per ordinary shares, basic and diluted	45,552,199	42,032,818	39,408,928
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	8,212,554	8,405,787	10,738,276
Restricted share units	2,081,646	1,368,050	732,634
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	10,294,200	9,773,837	11,470,910